Commitments and Contingencies - Schedule of Future Minimum Payments Payable Under Operating Leases (Detail)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 622,385
2020	582,659
Total minimum lease payments	$ 1,205,044